Taxes (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Taxes [Line Items]
Corporate income tax rate	25.00%	25.00%
R&D expense approved by local tax authority deducted from tax income	200.00%
Products sold percentage	13.00%
Tax payables (in Dollars)	$ 2.0		$ 2.0
Beijing REIT [Member]
Taxes [Line Items]
Favorable income tax rate	15.00%	15.00%
HNTE by PRC [Member]
Taxes [Line Items]
Favorable income tax rate	15.00%	15.00%